Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements comprise the financial statements of the Company and its subsidiaries at December 31, 2021. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.

Going concern

Going concern

In common with many companies in the biopharmaceutical sector, the Company incurs significant expenditure in its early years as it researches and develops its potential products for market.

The Company’s board of directors, having reviewed the operating budgets and development plans, considers that the Company has adequate resources to continue in operation for the foreseeable future. The board of directors is therefore satisfied that it is appropriate to adopt the going concern basis of accounting in preparing the financial statements. The Company believes that its cash and cash equivalents of £60.3 million at December 31, 2021 will be sufficient to fund its current operating plan for at least the next 12 months. Further, following the announcement on March 2, 2022 that the Company’s Phase 3 clinical trial of Acelarin for patients with advanced biliary tract cancer was being discontinued, the directors have conducted an assessment on the going concern status of the Company and have concluded that it will have a positive impact on the cash outflows of the Company over the period assessed for going concern purposes.

As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. The Company may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital. There can be no assurances, however, that additional funding will be available on acceptable terms.

COVID-19

COVID-19

In response to the COVID-19 pandemic, the majority of the Company’s employees continue to work from home with limited access to the Company’s offices.

During the early months of the pandemic the Company announced that there was some temporary interruption to the enrollment of new patients in the Company’s ongoing clinical trials. In May 2020, the Company further announced that enrollment of new patients in the Company’s clinical trials had re-commenced. While the Company continues to evaluate the impact of COVID-19 on its operations, the Company believes that this pandemic will inevitably cause some delays to the timing of initiation and completion of its clinical trials. The Company is continuing to monitor the impact of COVID-19.

COVID-19 has had no impact on the judgements and estimates used in the preparation of these financial statements.

Judgements and estimates

Judgements and estimates

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the amounts reported for assets and liabilities at the balance sheet dates and the amounts reported for revenue and expenses during the year. The nature of estimations means that actual outcomes could differ from those estimates.

The following judgements have had the most significant effect on the amounts recognized in the financial statements:

Research and development expenses

Research and development expenses

The Company recognizes research and development expenses in the statement of operations in the period in which they are incurred. When development activities reach the advanced stage, as set out in the specific criteria of International Accounting Standard (“IAS”) 38, Intangible Assets, there will be a requirement to capitalize such costs as intangible assets. Management will continue to exercise judgement in the appropriate treatment of research and development costs.

Taxation

Taxation

Management judgement is required to determine the amount of deferred tax assets that should be recognized, based upon the likely timing and level of future taxable profits. Further details are contained in Note 7.

The following estimates have had the most significant effect on the amounts recognized in the financial statements:

Recognition of clinical trial expenses

Recognition of clinical trial expenses

As part of the process of preparing our consolidated financial statements, we may be required to estimate accrued or prepaid expenses related to our clinical trials. In order to obtain reasonable estimates, we review open contracts and master service agreements. In addition, we communicate with applicable personnel in order to identify services that have been performed, but for which we have not yet been invoiced, and services not yet performed for which we have been invoiced in advance. In most cases, our vendors provide us with monthly invoices in arrears for services performed. The following are examples of our accrued expenses:

•	fees paid to CROs for services performed on clinical trials; and
•	pass-through costs for activities at clinical trial investigator sites.

Accruals for clinical trial expenses, including estimated amounts recognized consistent with the above policy, were £7.2 million at December 31, 2021 as compared to £3.5 million at December 31, 2020.

Prepayments for clinical trial expenses, including estimated amounts recognized consistent with the above policy, were £1.5 million at December 31, 2021 as compared to £2.2 million at December 31, 2020.  These amounts include sums that are expected to be utilized over the period of the associated trials, which in some cases could be greater than one year.

Recognition of contracted manufacturing expenses

Recognition of contracted manufacturing expenses

As part of the process of preparing our consolidated financial statements, we may be required to estimate accrued or prepaid expenses related to our contracted manufacturing expenses. In order to obtain reasonable estimates, we review open contracts and master service agreements. In addition, we consult with applicable personnel in order to identify services that have been performed and which have not yet been invoiced, and services not yet performed for which we have been invoiced in advance.

Accruals for contracted manufacturing expenses, including estimated amounts recognized consistent with the above policy, were £0.1 million at December 31, 2021 as compared to £0.1 million at December 31, 2020.

Prepayments for contracted manufacturing expenses, including estimated amounts recognized consistent with the above policy, were £0.1 million at December 31, 2021 as compared to £nil at December 31, 2020.

Share-based payments

2. Significant accounting policies (continued)

Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model, including the expected life of the share option, historical volatility of the share price, dividend yield and assumptions about them, and the actual market value of an ordinary share in the Company at the date of grant. For the measurement of the fair value of equity-settled transactions at the grant date, the Company uses the Black-Scholes model. The assumptions used for estimating fair value for share-based payment transactions are detailed in Note 14.

Basis of consolidation

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses resulting from intra-group transactions and dividends are eliminated in full.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

Foreign currencies

Foreign currencies

The Company’s consolidated financial statements are presented in pounds sterling, which is also the parent company’s functional currency. For each group entity, the Company determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Company’s entities at their respective functional currency spot rates of exchange at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in the consolidated statements of operations.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Group companies

On consolidation, the assets and liabilities of foreign operations are translated into pounds sterling at the rate of exchange prevailing at the reporting date and their statements of operations are translated at the average exchange rate for the financial period in which those transactions occur. The exchange differences arising on translation for consolidation are recognized in the consolidated statements of comprehensive income or loss.

Segment reporting

2. Significant accounting policies (continued)

Segment reporting

The Company operates in one operating segment. Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s chief operating decision maker (“the CODM”). The Company’s CODM, its Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is the business of developing and commercializing ProTides for use in Oncology.  The Company’s principal operations and decision-making functions are located in the United Kingdom from where global decisions are made.

Initial public offering (IPO) related expenses

Share issue expenses

Incremental costs incurred and directly attributable to the issuance of shares are deducted from the related proceeds of the issuance. The net amount is recorded as contributed shareholders’ equity in the period when such shares are issued. Costs that are not incremental and directly attributable to issuing new shares, are recorded as an expense in the consolidated statements of operations.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. There are no restrictions on title to assets nor equipment pledged as security for liabilities.

Depreciation is provided on property, plant and equipment over their expected useful economic life as follows:

Asset class	Depreciation method and period
Office and computer equipment	Straight-line over 3 years
Fixtures and fittings	Straight-line over 5 years, or, for non-removable items, the remaining term of an associated lease, whichever is shorter
Right of use assets	Straight-line over the lease terms, which are between two and five years, or the estimated useful lives of the assets, whichever is shorter

Intangible assets

Intangible assets

Intangible assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any. Cost in relation to patents includes registration, documentation and other legal fees associated with obtaining the patent. Computer software cost represents the initial purchase price of the asset.

The amortization method and amortization period for the principal categories of intangible assets are follows:

Asset class	Amortization method and period
Patents	Straight-line over 20 years
Computer software	Straight-line between 3 and 5 years

The Company’s primary patents each have a life of 20 years. Further patents are granted in various jurisdictions to extend the territorial coverage of the primary patent. These patents are granted up to the period of the related primary patent.  Costs are thus amortized over the remaining life of the relevant primary patent. The amortization expense on intangible assets with finite lives is recognized in the statements of operations as an administrative expense. The amortization method and the amortization period for an intangible asset with a finite useful life are reviewed at least at each financial year end. Changes in the expected useful economic life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate.

Intangible assets are tested for impairment when there is an indicator of impairment.

Cash, cash equivalents and short-term deposits

2. Significant accounting policies (continued)

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position include cash at banks with deposit maturity terms of less than three months, which is subject to an insignificant risk of changes in value.
Other non-current assets

Other non-current assets

          The Company provided a fixed euro deposit with respect to ongoing patent infringement litigation in Germany. The sum deposited is a monetary asset and is currently expected to be held for greater than 12 months. Further details are contained in Note 10.

Research and development

Research and development

Research and development expenses are currently recognized in the statement of operations in the year in which they are incurred. Development expenditures on an individual project will be recognized as an intangible asset when the Company can demonstrate:

•	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
•	its intention to complete and its ability and intention to use or sell the asset;
•	how the asset will generate future economic benefits;
•	the availability of resources to complete the asset; and
•	the ability to measure reliably the expenditure during development.

Income Taxes

Income Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amounts are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates within the tax regime.

Deferred income tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates and laws that have been enacted or substantially enacted by the year end date and are expected to apply when the related deferred income tax asset is realized or the deferred tax liability is settled. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Income tax credit

The Company benefits from the U.K. and U.S. research and development tax credit regimes. In the U.K. a portion of the Company’s losses can be surrendered for a cash rebate of up to 33.35% of eligible expenditures. In the U.S. the Company is able to offset the research and development credits against corporation tax payable. Such credits are accounted for within the tax provision in the year in which the expenditures are incurred.

Leases

Leases

The Company assesses, at contract inception, whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right of use assets representing the right to use the underlying assets.

Right of use assets

The Company recognizes right of use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right of use assets, which relate solely to office space, are depreciated on a straight-line basis over the shorter of the lease terms, which are between two and five years, or the estimated useful lives of the assets.

Lease liability

At the commencement date of the lease, the Company recognizes a lease liability measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, and any variable lease payments that depend on an index.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of the lease liability is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of the lease liability is remeasured if there is a modification, a change in the lease term or a change in the lease payments.

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Company has a number of lease contracts that include extension and termination options. The Company applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate, such as the construction of significant leasehold improvements.

Refer to Note 15 for information on potential future rental payments relating to periods following the exercise date of extension options that are not included in the lease liability.

Impairment of non-financial assets

Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, the Company estimates the recoverable amount of the asset.

An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in the consolidated statements of operations.

A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

Calculation of recoverable amount

Calculation of recoverable amount

The recoverable amount of assets and cash-generating units is the higher of their fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

Reversal of impairment

Reversal of impairment

An assessment is made at each reporting date as to whether there is an indication that a previously recognized impairment loss may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount since the last impairment loss was recognized. If that is the case, the carrying value is increased to its recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Share-based payments

Share-based payments

Employees, directors and consultants of the Company receive remuneration in the form of share options, whereby individuals render services as consideration for equity instruments and the cost is recognized as share-based payments under IFRS 2.

Under IFRS 2 Share-based Payment, equity share-based payments are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of fair value of equity settled share-based transactions are set out in Note 14.

The fair value determined at the grant date of equity settled share-based payments, after adjusting for an assumed forfeiture rate, is expensed on a straight-line basis over the vesting period, with a corresponding increase in equity to the share option reserve.

Fair value measurement

Fair value measurement

The fair value of the financial assets and liabilities is included at the amount at which an instrument could be exchanged in a current transaction between willing parties, other than in a forced liquidation or sale.

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, IFRS 13 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair values of cash and cash equivalents, other receivables, and trade payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

Accounting Standards

Accounting Standards

In preparing these financial statements, the Company has applied all relevant IAS, IFRS and International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations as of the date of approval of these financial statements and which are mandatory for the financial year ended December 31, 2021.

The following amendments have been adopted as of or after January 1, 2021 in these financial statements and have not had a material impact on the Company’s accounts in the period of initial application, but may impact the accounting for future transactions:

•	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform, Phase 2 (effective from January 1, 2021)
•	Amendment to IFRS 16 – Covid-19-Related Rent Concessions beyond 30 June 2021 (effective from April 1, 2021)

The IASB and IFRIC have issued the following standards and amendments with an effective date after the date of these financial statements:

•	Amendments to IFRS 3 – Reference to the Conceptual Framework (effective from January 1, 2022)
•	Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use (effective from January 1, 2022)
•	Amendments to IAS 37 – Onerous Contracts: Costs of Fulfilling a Contract (effective from January 1, 2022)
•	IFRS 17 Insurance Contracts (effective from January 1, 2023)
•	Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-Current (effective from January 1, 2023)
•	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 – Disclosure of Accounting Policies (effective from January 1, 2023)
•	Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates (effective from January 1, 2023)
•	Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective from January 1, 2023)

The IASB has also issued the following amendments from the 2018-2020 annual improvement cycles with an effective date after the date of these financial statements:

•	IFRS 1 – First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter (effective from January 1, 2022)
•	IFRS 9 Financial Instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities (effective from January 1, 2022)
•	IAS 41 Agriculture – Taxation in fair value measurements (effective from January 1, 2022)

The Company will adopt the above standards and amendments on their effective date, although the Company has reviewed the above standards and amendments and considers that they either do not apply to the Company or will not have a material impact in future periods.